Financial risk management - Schedule of Maturities of Liabilities (Details) - Undiscounted future cash flow basis - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 6,183	£ 7,370
Customer deposits	472,492	475,952
Repurchase agreements at amortised cost	40,203	52,685
Financial liabilities at fair value through profit or loss	26,305	18,459
Debt securities in issue at amortised cost	80,763	85,400
Liabilities arising from non-participating investment contracts	44,978	42,975
Lease liabilities	1,780	1,515
Subordinated liabilities	15,835	20,913
Total non-derivative financial liabilities	688,539	705,269
Derivative financial instruments	19,270	23,990
Net settled derivative liabilities	14,297	15,543
Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	230,908	195,362
Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	225,935	186,915
Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,973	8,447
Up to 1 month £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,093	3,925
Customer deposits	427,695	449,801
Repurchase agreements at amortised cost	3,627	12,501
Financial liabilities at fair value through profit or loss	8,801	5,297
Debt securities in issue at amortised cost	2,334	6,108
Liabilities arising from non-participating investment contracts	44,978	42,975
Lease liabilities	18	13
Subordinated liabilities	32	27
Total non-derivative financial liabilities	489,578	520,647
Derivative financial instruments	14,212	16,366
Net settled derivative liabilities	12,095	13,078
Up to 1 month £m | Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	80,148	55,671
Up to 1 month £m | Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	78,031	52,383
Up to 1 month £m | Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,117	3,288
1 to 3 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,073	369
Customer deposits	11,133	6,717
Repurchase agreements at amortised cost	4,092	6,188
Financial liabilities at fair value through profit or loss	4,157	2,397
Debt securities in issue at amortised cost	8,492	12,625
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	70	54
Subordinated liabilities	80	113
Total non-derivative financial liabilities	29,097	28,463
Derivative financial instruments	1,763	2,207
Net settled derivative liabilities	138	82
1 to 3 months £m | Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	46,874	43,380
1 to 3 months £m | Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	45,249	41,255
1 to 3 months £m | Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,625	2,125
3 to 12 months £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	623	714
Customer deposits	22,572	11,635
Repurchase agreements at amortised cost	1,085	904
Financial liabilities at fair value through profit or loss	5,694	3,725
Debt securities in issue at amortised cost	21,111	15,517
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	247	166
Subordinated liabilities	1,274	1,648
Total non-derivative financial liabilities	52,606	34,309
Derivative financial instruments	1,363	1,824
Net settled derivative liabilities	161	130
3 to 12 months £m | Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	47,777	40,826
3 to 12 months £m | Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	46,575	39,132
3 to 12 months £m | Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,202	1,694
1 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,394	2,227
Customer deposits	10,767	7,417
Repurchase agreements at amortised cost	31,399	33,054
Financial liabilities at fair value through profit or loss	1,808	2,293
Debt securities in issue at amortised cost	40,741	39,527
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	779	582
Subordinated liabilities	6,627	6,741
Total non-derivative financial liabilities	94,515	91,841
Derivative financial instruments	456	1,545
Net settled derivative liabilities	402	752
1 to 5 years £m | Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	35,807	34,808
1 to 5 years £m | Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	35,753	34,015
1 to 5 years £m | Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	54	793
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	0	135
Customer deposits	325	382
Repurchase agreements at amortised cost	0	38
Financial liabilities at fair value through profit or loss	5,845	4,747
Debt securities in issue at amortised cost	8,085	11,623
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	666	700
Subordinated liabilities	7,822	12,384
Total non-derivative financial liabilities	22,743	30,009
Derivative financial instruments	1,476	2,048
Net settled derivative liabilities	1,501	1,501
Over 5 years £m | Gross settled derivatives – outflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,302	20,677
Over 5 years £m | Gross settled derivatives – inflows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,327	20,130
Over 5 years £m | Gross settled derivatives – net flows
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ (25)	£ 547